Schedule Of Foreign Currency Risk On Net Working Capital and Sensitivity Analysis (Details)	Dec. 31, 2015 USD ($)
Cash	$ 129,065
Prepaids and advances	13,820
Accounts payable	(324,507)
Accrued liabilities	(120,000)
Canadian Dollar [Member]
Cash	25,841
Prepaids and advances	0
Accounts payable	(115,476)
Accrued liabilities	(120,000)
Total foreign currency working capital	(209,636)
US$ exchange rate at December 31, 2013	0.7225
Total foreign currency net working capital in US$	(151,462)
Impact of a 10% strengthening of the US$ on net loss	(15,146)
Turkish Lira [Member]
Cash	17,544
Prepaids and advances	40,363
Accounts payable	(10,457)
Accrued liabilities	0
Total foreign currency working capital	47,451
US$ exchange rate at December 31, 2013	0.3432
Total foreign currency net working capital in US$	16,284
Impact of a 10% strengthening of the US$ on net loss	$ 1,628